Accounting Pronouncements (Details) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2018 USD ($) vessel	Jan. 01, 2018 USD ($)
Accounting Standards Update 2014-09
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase in other assets		$ 29.0
Increase in equity		30.3
Cumulative-effect adjustment			$ 29.4
Decrease (increase) In cost of services	$ 0.0	(1.8)
Increase in vessel operating expenses	(1.1)	(1.4)
Increase (decrease) in voyage expenses	0.0
Decrease in depreciation and amortization		1.1
Decrease in equity income	0.1	0.5
Increase in investments in equity accounted joint ventures		1.3
Increase (decrease) in other current assets		8.6
Decrease in accounts receivable		8.6
FPSO segment | Accounting Standards Update 2014-09
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase in revenues	9.0	32.1
VOC equipment | Accounting Standards Update 2014-09
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase in revenues	1.9	4.5
Time charters | Accounting Standards Update 2014-09
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase in revenues	0.7	2.2
Increase in other assets		10.7
Decrease in deferred tax assets		0.9
Increase in equity		9.8
Cumulative-effect adjustment			$ 7.7
Voyage charters | Accounting Standards Update 2014-09
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase (decrease) in other current assets		(14.5)
Increase in long term assets		14.5
Revenue sharing arrangements | Accounting Standards Update 2014-09
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase in revenues	2.7	9.1
Increase (decrease) in voyage expenses	$ 2.7	$ 9.1
Accounting Standards Update 2016-02 [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Number of in-chartered vessels | vessel		4
Number of in-chartered vessels affected by adoption of accounting pronouncement | vessel		3